Financial Instruments - Commodity Price Contracts (Details) - Coca-Cola FEMSA - Commodity price contracts - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Sugar Price Contracts | Less than one year
Disclosure of detailed information about hedges [line items]
Notional amount	$ 2,020	$ 1,260
Fair Value Asset	502	(18)
Fair value Liability	(7)	275
Sugar Price Contracts | 1-2 years
Disclosure of detailed information about hedges [line items]
Notional amount	769	366
Fair Value Asset	195
Fair value Liability		70
Aluminum price contracts | Less than one year
Disclosure of detailed information about hedges [line items]
Notional amount	102	695
Fair Value Asset	62
Fair value Liability		(125)
Aluminum price contracts | 1-2 years
Disclosure of detailed information about hedges [line items]
Notional amount		99
Fair value Liability		(17)
PX MEG contracts | Less than one year
Disclosure of detailed information about hedges [line items]
Notional amount	470	729
Fair Value Asset	(5)
Fair value Liability	$ (28)	$ (65)